Annual Operating Expenses - FidelityGlobalCreditFund-RetailPRO - FidelityGlobalCreditFund-RetailPRO - Fidelity Global Credit Fund - Fidelity Global Credit Fund	Mar. 01, 2024
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.50%